Derivative Liabilities - Schedule of Derivative Expense (Details) - USD ($)	May 08, 2023	May 24, 2022	Sep. 30, 2024	Dec. 31, 2023
Schedule of Derivative Expense [Abstract]
Fair value of derivative liabilities	$ 954,725	$ 1,483,888
Less: face amount of debt	(555,000)	(979,275)	$ (8,772)	$ (8,772)
Derivative expense	$ 399,725	$ 504,613